CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of financial assets [line items]
Prepaid expenses | ₪			₪ 688	₪ 595
Income receivables | ₪				1,039
Advances to suppliers | ₪			339	1,984
Government authorities | ₪			953	326
Receivables in respect of investment in a non-current financial asset (See note 24 i) | ₪			3,970	770
Others | ₪			46	81
Total Other receivables and prepaid expenses | ₪			₪ 5,996	₪ 4,795
US Dollars [Member]
Disclosure of financial assets [line items]
Prepaid expenses | $		$ 198
Income receivables | $
Advances to suppliers | $		98
Government authorities | $		275
Receivables in respect of investment in a non-current financial asset (See note 24 i) | $		1,145
Others | $		13
Total Other receivables and prepaid expenses | $	[1]	$ 1,729

[1]	Convenience Translation into US Dollars.